CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest income
Loans, including fees	$ 12,681	$ 11,466
Mortgage-backed securities	132	185
Other securities	29	17
Interest-bearing deposits and other	308	290
Total interest income	13,150	11,958
Interest expense
Deposits	1,341	1,255
Borrowings	277	431
Total interest expense	1,618	1,686
Net interest income	11,532	10,272
Provision for loan losses	580	662
Net interest income after provision for loan losses	10,952	9,610
Non-interest income
Net gains on sales of loans	55	200
Earnings on bank-owned life insurance	91	90
Net gain (loss) on sales of REO	(14)	82
Valuation adjustment for REO	(101)	(25)
Bargain purchase gain	0	958
Other	313	220
Total non-interest income	344	1,525
Non-interest expense
Employee compensation and benefits	5,353	4,289
Occupancy and equipment	552	410
Legal fees	35	199
Outside service fees	140	276
Data processing	457	379
Audit and accounting	263	147
FDIC insurance premiums	230	201
Franchise and other taxes	269	225
Foreclosure and REO expense, net	160	33
Other	951	752
Total non-interest expense	8,410	6,911
Income before income taxes	2,886	4,224
Federal income tax expense (benefit)
Current	1,056	1,095
Deferred	(104)	213
Total federal income taxes	952	1,308
NET INCOME	$ 1,934	$ 2,916
EARNINGS PER SHARE
Basic and diluted (in dollars per share)	$ 0.23	$ 0.37